Interim Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 56,041	$ 241,943
Short-term deposits	335,000	156,000
Trade accounts receivable, net	73,114	57,825
Inventories	70,075	58,759
Other current assets	7,497	5,653
Total current assets	541,727	520,180
Long term deposits	47,000	32,000
Long term inventory	4,878	5,150
Deferred tax assets	117	227
Other assets	427	190
Property, plant and equipment, net	30,419	25,400
Intangible assets, net	584	610
Total non-current assets	83,425	63,577
Total assets	625,152	583,757
Current liabilities
Trade accounts payable	35,135	33,550
Other current liabilities	51,130	56,137
Total current liabilities	86,265	89,687
Long term liabilities
Other long-term liabilities	6,915	5,800
Convertible notes	195,190	194,643
Total Non current liabilities	202,105	200,443
Total liabilities	288,370	290,130
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at June 30, 2022 and at December 31, 2021; 46,355,859 issued shares at June 30, 2022 and 45,939,019 at December 31, 2021; 44,263,483 shares outstanding at June 30, 2022 and 43,846,643 at December 31, 2021;	172	172
Additional paid-in capital	182,176	176,582
Retained earnings	156,332	118,771
Total shareholders' equity before treasury stock	338,680	295,525
Treasury stock, at cost (2,092,376 shares as of June 30, 2022 and December 31, 2021)	(1,898)	(1,898)
Total shareholders' equity	336,782	293,627
Total liabilities and shareholders' equity	$ 625,152	$ 583,757